5. EQUITY TRANSACTIONS (Details - Options exercisable) - Stock Options - $ / shares	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2017	Mar. 31, 2016	Mar. 31, 2015
Stock options outstanding	432,047	466,547	438,547	501,690
Outstanding Weighted Average Exercise Price	$ 10.98	$ 10.30	$ 10.94	$ 11.00
Stock options exercisable	414,547	414,547	388,414
Stock options exercisable Weighted Average Exercise Price	$ 11.24	$ 11.24	$ 11.53
$3.80 - $9.50 [Member]
Stock options outstanding	184,047
Weighted Average Remaining Life (Years)	6 years 8 months 12 days
Outstanding Weighted Average Exercise Price	$ 6.82
Stock options exercisable	166,547
Stock options exercisable Weighted Average Exercise Price	$ 6.86
$12.50 [Member]
Stock options outstanding	163,000
Weighted Average Remaining Life (Years)	3 years 4 months 20 days
Outstanding Weighted Average Exercise Price	$ 12.50
Stock options exercisable	163,000
Stock options exercisable Weighted Average Exercise Price	$ 12.50
$18.00 - $20.50 [Member]
Stock options outstanding	85,000
Weighted Average Remaining Life (Years)	1 year 7 days
Outstanding Weighted Average Exercise Price	$ 19.03
Stock options exercisable	85,000
Stock options exercisable Weighted Average Exercise Price	$ 19.03